Financial instruments (Details) - Schedule of Carrying Value and Fair Value of the Company’s Financial Instruments - Recurring fair value measurement [member] - USD ($)		Sep. 30, 2023	Jun. 30, 2023
Amortized costs
Cash and cash equivalents	[1]	$ 823,146	$ 2,064,079
Trade and other receivables	[1]	10,920,899	10,454,301
Fair value through profit or loss
Cash and cash equivalents	[2]	30,448	463,594
Short-term investments	[2]	263	306,034
Total financial assets		11,774,756	13,288,008
Amortized costs
Trade and other payables	[1]	9,602,140	9,340,571
Financial debt	[1]	2,392,784	2,645,289
Lease liabilities	[1]	372,471
Fair value through profit or loss
Warrant liabilities	[2]	389,961	887,689
Total financial liabilities		12,757,356	12,873,549
Net financial asset /(liability)		$ (982,600)	$ 414,459

[1]	Cash, short-term investments, trade and other receivables, prepayments, trade and other payables, financial debts and lease liabilities are recorded at carrying value, which approximates fair value due to their short-term nature and generally negligible credit losses.
[2]	Fair value of cash equivalent, short-term investment and warrants has been determined using the quoted market price at the period-end (level 1).